Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31